Expense Example	Feb. 27, 2026 USD ($)
WHITE OAK SELECT GROWTH FUND | WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
PIN OAK EQUITY FUND | PIN OAK EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
ROCK OAK CORE GROWTH FUND | ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,759
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
RED OAK TECHNOLOGY SELECT FUND | RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
BLACK OAK EMERGING TECHNOLOGY FUND | BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,271